Segment and geographic information - Business segments' results (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Segment Reporting Information [Line Items]
Net gain on trading	¥ 580,099	¥ 491,611	¥ 563,269
US Client [Member]
Segment Reporting Information [Line Items]
Gains arising from transactions included in Non-interest revenue and Non-interest expense			12,025
Net gain on trading			9,954
Non-interest expenses - Other			¥ (2,071)